INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets
Schedule of Intangible Assets
	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance at January 1, 2019	$-	$-	$-	$-
Additions (Acquisition on August 6, 2019)	7,028	4,920	5,500	17,448

Balance at December 31, 2019	7,028	4,920	5,500	17,448

Accumulated Depreciation:

Balance at January 1, 2019	$-	$-	$-	$-
Additions	162	102	110	374

Balance at December 31, 2019	162	102	110	374

Depreciated cost at December 31, 2019	$6,866	$4,818	$5,390	$17,074